Fixed Assets, Net (Details) $ in Thousands		12 Months Ended
	Aug. 10, 2018 item	Dec. 31, 2018 USD ($) item $ / T	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item
Vessel Costs
Balance at the beginning of the period		$ 3,559,161	$ 3,554,683	$ 4,137,117
Additions		2,830	4,478	4,561
Impairment Loss		(337,738)		(586,995)
Balance at the end of the period		3,224,253	3,559,161	3,554,683
Accumulated Depreciation
Balance at the beginning of the period		(763,190)	(647,962)	(690,794)
Impairment Loss		127,023		171,877
Depreciation		(107,757)	(115,228)	(129,045)
Balance at the end of the period		(743,924)	(763,190)	(647,962)
Net Book Value
Balance at the beginning of the period		2,795,971	2,906,721	3,446,323
Additions		2,830	4,478	4,561
Impairment Loss		(210,715)		(415,118)
Depreciation		(107,757)	(115,228)	(129,045)
Balance at the end of the period		2,480,329	2,795,971	2,906,721
Impairment loss of vessels held and used		210,715		415,118
Vessels
Net Book Value
Impairment Loss		(210,700)		(415,100)
Impairment loss of vessels held and used		$ 210,700		$ 415,100
Number of vessels on which impairment loss is recorded | item		10		25
Residual value of the fleet		$ 378,200	$ 378,200
Average life of scrap considered to calculate residual value of vessel, one		10 years
Average life of scrap considered to calculate residual value of vessel, two		5 years
Scrap value per ton (in dollars per ton) | $ / T		300
Vessels to be refinanced | item	2	2
Hyundai Honour
Net Book Value
TEU | item	13,100	13,100
Hyundai Respect
Net Book Value
TEU | item	13,100	13,100